UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page

          Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment:         |_| Amendment Number: ____

This Amendment (Check only one): |_| is a restatement
                                 |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:       X-10 Capital Partners (QP), LP

Address:    201 North Union Street, Suite 300
            Alexandria, Virginia 22314

13F File Number: 028-14092

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Mark J. Kington
Title:      Managing Member
Phone:      (703) 519-7991

Signature, Place and Date of Signing:


  /s/ Mark J. Kington          Alexandria, Virginia          August 10, 2012
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type: (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        1

Form 13F Information Table Entry Total:   5

Form 13F Information Table Value Total:  $22,915
                                         (thousands)

List of Other Included Managers:


Form 13F File Number    Name

028-14091               X-10 Capital Management, LLC

                                                             FORM 13F INFORMATION TABLE
                                                           X-10 Capital Partners (QP), LP
                                                                    June 30, 2012
COLUMN 1                         COLUMN  2     COLUMN 3   COLUMN 4        COLUMN 5       COLUMN 6   COLUMN 7      COLUMN 8

                                                           VALUE     SHRS OR SH/ PUT/   INVESTMENT  OTHER     VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS    CUSIP      (x1000)   PRN AMT PRN CALL   DISCRETION  MNGRS    SOLE      SHARED NONE
--------------                --------------    -----      -------   ------- --- ----   ----------  -----    ----      ------ ----
CHESAPEAKE LODGING TR         SH BEN INT       165240102     762      44,240 SH         Defined               44,240
CITY TELECOM H K LTD          SPONSORED ADR    178677209   2,172     218,774 SH         Defined              218,774
LIHUA INTL INC                COM              532352101   1,822     332,532 SH         Defined              332,532
NET 1 UEPS TECHNOLOGIES INC   COM NEW          64107N206   1,827     218,249 SH         Defined              218,249
SPDR S&P 500 ETF TR           TR UNIT          78462F103  16,332     120,000      PUT   Defined              120,000